Label	Element	Value
Calamos Autocallable Income ETF | Calamos Autocallable Income ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Calamos Autocallable Income ETF
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
I.	The Annual Fund Operating Expenses table in the prospectus of the Calamos Autocallable Income ETF is hereby deleted and replaced in its entirety with the following:

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments):
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, whether you sell or hold your Fund Shares, would be:

Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
V.	The first paragraph under the heading “Principal Investment Strategies” in the Calamos Autocallable Income ETF’s prospectus is hereby deleted and replaced in its entirety with the following:

The Fund is a non-diversified, actively managed exchange-traded fund ("ETF") that, under normal market conditions, seeks to invest at least 80% of its total assets in U.S. Treasuries, cash, cash equivalents, box spreads and unfunded total return swaps that provide exposure to the Autocallable Index. The Fund will not attempt to replicate or track the Autocallable Index, but will instead use financial instruments such as total return swaps to gain exposure to the level of the Autocallable Index. The Fund intends to make periodic distributions to Investors in amounts that are determined in part by reference to the Autocallable Index. The Autocallable Index is designed to reflect the collective performance of a theoretical portfolio of 52 to 260 synthetic Autocallables arranged in a laddered structure with staggered entry points with similar fixed parameters (the "Parameters") as described below within the section entitled "Autocallable Index Portfolio Characteristics". The Autocallables' coupon payments, principal repayment timing and principal value at maturity, and ultimately the Fund's total return, is contingent and with respect to principal value at maturity, based on the performance of the MerQube US Large Cap Vol Advantage Index (the 'Underlying Reference Index'), which provides volatility adjusted exposure to E-Mini S&P 500 futures contracts. The Fund's portfolio will be comprised of unfunded total return swaps, U.S. Treasuries, cash, cash equivalents and "box spreads" (including box spread ETFs). The Fund expects to invest substantially all of its assets in U.S. Treasury securities with remaining maturities of one (1) year or less, cash, cash equivalents, "box spreads" (which may include investment in box-spread ETFs) and unfunded total return swaps providing exposure to an Autocallable Index (the "Swap Agreements"). However, in order to meet its margin requirements on the Swap Agreements, the Fund may allocate all or a significant portion of its cash to investments in eligible collateral instruments such as: investment-grade fixed income and floating rate bonds; notes with variable interest rates tied to benchmarks issued by governments and European or U.S. investment-grade corporate issuers; commercial paper and money market funds.

VI.	The fifth paragraph under the heading “Principal Investment Strategies” in the Calamos Autocallable Income ETF’s prospectus is hereby deleted and replaced in its entirety with the following:

In addition to the above, the Fund expects to invest in money market instruments, including U.S. Treasury Securities and repurchase agreements as well as cash and cash equivalents. The Fund will also utilize "box spreads" that consist of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts ("Box Spreads"). The Fund may also invest in other exchange-traded funds which in turn invest principally in box spreads.

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

CALAMOS ETF TRUST

(the “Trust”)

Calamos Autocallable Income ETF and Calamos Nasdaq ® Autocallable Income ETF

(each a “Fund” and collectively the “Funds”)

Supplement dated April 15, 2026

to the Calamos Autocallable Income ETF’s Prospectus and Statement of Additional Information dated November 28, 2025, as supplemented from time to time,

and

to the Calamos Nasdaq® Autocallable Income ETF’s Prospectus and Statement of Additional Information dated November 14, 2025, as supplemented from time to time.

This supplement updates certain information contained in the Fund’s prospectus and should be attached to the prospectus and retained for future reference.

Capitalized terms not defined herein have the same meaning as in the Fund’s prospectus.

Calamos Autocallable Income ETF | Calamos Autocallable Income ETF | Other Investment Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

● Other Investment Companies Risk — The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund’s investment objectives and permissible under the 1940 Act. Under one provision of the 1940 Act, the Fund may not acquire the securities of other investment companies if, as a result, (i) more than 10% of the Fund’s total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the Fund or (iii) more than 5% of the Fund’s total assets would be invested in any one investment company. In some instances, the Fund may invest in an investment company in excess of these limits. For example, the Fund may invest in other registered investment companies, such as mutual funds, closed-end funds and exchange-traded funds (“ETFs”), including affiliated funds, and in BDCs in excess of the statutory limits imposed by the 1940 Act in reliance on Rule 12d1-4 under the 1940 Act. These investments would be subject to the applicable conditions of Rule 12d1-4, which in part would affect or otherwise impose certain limits on the investments and operations of the underlying fund. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund. In the event the Fund invests in another affiliated fund (the “Acquired Fund”), the portion of the Fund’s Investment Management Fee equal to the advisory fee payable to the Acquired Fund (based on average daily net assets invested) is waived.

Calamos Autocallable Income ETF | Calamos Autocallable Income ETF | Calamos Autocallable Income ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%	[1]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.86%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	237
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	76
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	$ 237

[1]	"Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.
[2]	Calamos Advisors LLC has contractually agreed to waive fees owed to it by the Fund in the amount of the acquired fund fees and expenses for any affiliated investment company in which the Fund invests. The expense waiver arrangement may be terminated by Calamos Advisors LLC at any time on or after December 1, 2029.